      As filed with the Securities and Exchange Commission on July 23, 2004

                                File No. 333-45431
                                File No. 811-08629

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    /X/

     Pre-Effective Amendment No._____                                      / /

     Post-Effective Amendment No. 34                                       /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                             /X/

     Amendment No. 32                                                      /X/

                           HARTFORD SERIES FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 843-4586

                             Kevin J. Carr, Esquire
                   The Hartford Financial Services Group, Inc.
                       Life Law Group - Mutual Funds Unit
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

                                    Copy to:

                            John V. O'Hanlon, Esquire
                                   Dechert LLP
                        200 Clarendon Street, 27th Floor
                           Boston, Massachusetts 02116

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It is proposed that this filing will become effective (check appropriate box):

          / / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on August 18, 2004 pursuant to paragraph (b) of Rule 485
          / /  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          / /  on ___________________ pursuant to paragraph (a)(1) of Rule 485
          / /  75 days after filing pursuant to paragraph (a)(2) of Rule 485
          / /  on __________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

          /X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                           HARTFORD SERIES FUND, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

-    Cover Sheet
-    Contents of Registration Statement
-    Explanatory Note
-    Signature Page

                                EXPLANATORY NOTE

          This Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A for Hartford Series Fund, Inc. incorporates by reference the Registrant's Prospectus (Part A), Statement of Additional Information (Part B) and Other Information relating to twenty-six series of Hartford Series Fund, Inc. contained in Post-Effective Amendment No. 33, which was filed with the Securities and Exchange Commission on May 27, 2004. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 33 to August 18, 2004.

          The Registrant's updated Prospectus, Statement of Additional Information and Other Information, which will include all required current financial statements, will be filed pursuant to Rule 485(b), on or before August 18, 2004.

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                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 23rd day of July, 2004.


                                         HARTFORD SERIES FUND, INC.


                                         By:            *
                                            --------------------------------
                                               David M. Znamierowski
                                               Its: President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                       TITLE                                DATE
---------                       -----                                ----
            *
--------------------------      President                            July 23, 2004
David M. Znamierowski           (Chief Executive Officer)
                                and Director

            *
--------------------------      Controller & Treasurer               July 23, 2004
George R. Jay                   (Chief Accounting Officer and
                                Chief Financial Officer)

            *
--------------------------      Director                             July 23, 2004
Lynn S. Birdsong


            *
--------------------------      Director                             July 23, 2004
Winifred E. Coleman


            *
--------------------------      Director                             July 23, 2004
Robert M. Gavin, Jr.


            *
--------------------------      Director                             July 23, 2004
Duane E. Hill

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
            *
--------------------------      Chairman of                          July 23, 2004
Thomas M. Marra                 the Board and
                                Director


            *
--------------------------      Director                             July 23, 2004
Phillip O. Peterson


            *
--------------------------      Director                             July 23, 2004
Millard H. Pryor, Jr.


            *                   Director                             July 23, 2004
--------------------------
Lowndes A. Smith


/s/ Kevin J. Carr
--------------------------                                           July 23, 2004
* By Kevin J. Carr
    Attorney-in-fact